Leases (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease and Other Supplemental Information

The following amounts were recorded in the Company’s balance sheet relating to its operating lease and other supplemental information:

	March 31, 2024	December 31, 2023
Operating lease ROU assets	$982,951	$1,135,668
Current operating lease liabilities	487,348	539,599
Non-current operating lease liabilities	529,015	636,414
Total lease liabilities	$1,016,363	$1,176,013

Other supplemental information:
Weighted average remaining lease term (years)	2.81	2.86
Weighted average discount rate	4.23%	4.26%

Schedule of Supplemental Cash Flow Information Related to Leases

The following table summarizes the supplemental cash flow information related to leases:

	March 31, 2024	March 31, 2023
Cash paid for amounts included in lease liabilities	$170,898	$108,832
Right-of-use assets obtained in exchange for operating lease liabilities, net	$—	$75,378

Schedule of Maturity Analysis of Operating Lease Liabilities

The following table presents the maturity analysis of operating lease liabilities as of December 31, 2023:

Years	Operating Leases
2024	$575,547
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	1,250,598
Less interest	74,585
Present value of lease liabilities	1,176,013